Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		$ 54,883
Additions-acquired separately	$ 10,935
Amortization expenses		(4,386)		$ (3,766)	$ (3,379)
Impairment losses		(51)	$ (2)	(9)	0
Ending balance		50,944	$ 1,664	54,883
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		74,110		63,267	63,103
Additions-acquired separately		498		11,305	282
Disposal		(429)		(462)	(121)
Effect of foreign exchange difference		0		0	0
Others					3
Ending balance		74,179		74,110	63,267
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(19,227)		(15,914)	(12,656)
Amortization expenses		(4,386)		(3,766)	(3,379)
Disposal		429		462	121
Impairment losses		(51)		(9)	0
Effect of foreign exchange difference		0		0	0
Ending balance		(23,235)		(19,227)	(15,914)
3G and 4G concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		53,469
Ending balance		49,512		53,469
3G and 4G concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		70,144		59,209	59,209
Additions-acquired separately		0		10,935	0
Disposal		0		0	0
Effect of foreign exchange difference		0		0	0
Others					0
Ending balance		70,144		70,144	59,209
3G and 4G concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(16,675)		(13,413)	(10,608)
Amortization expenses		(3,957)		(3,262)	(2,805)
Disposal		0		0	0
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Ending balance		(20,632)		(16,675)	(13,413)
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		880
Ending balance		959		880
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		3,312		3,408	3,249
Additions-acquired separately		485		366	277
Disposal		(371)		(462)	(121)
Effect of foreign exchange difference		0		0	0
Others					3
Ending balance		3,426		3,312	3,408
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(2,432)		(2,413)	(1,983)
Amortization expenses		(406)		(481)	(551)
Disposal		371		462	121
Impairment losses		0		0	0
Effect of foreign exchange difference		0		0	0
Ending balance		(2,467)		(2,432)	(2,413)
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		209
Ending balance		209		209
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		236		236	236
Additions-acquired separately		0		0	0
Disposal		0		0	0
Effect of foreign exchange difference		0		0	0
Others					0
Ending balance		236		236	236
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(27)		(18)	(18)
Amortization expenses		0		0	0
Disposal		0		0	0
Impairment losses		0		(9)	0
Effect of foreign exchange difference		0		0	0
Ending balance		(27)		(27)	(18)
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		325
Ending balance		264		325
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		418		414	409
Additions-acquired separately		13		4	5
Disposal		(58)		0	0
Effect of foreign exchange difference		0		0	0
Others					0
Ending balance		373		418	414
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(93)		(70)	(47)
Amortization expenses		(23)		(23)	(23)
Disposal		58		0	0
Impairment losses		(51)		0	0
Effect of foreign exchange difference		0		0	0
Ending balance		$ (109)		$ (93)	$ (70)